REVENUE AND DEFERRED INCOME (Details Narrative) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2022
Notes and other explanatory information [abstract]
Contract assets		$ 0
Current contract liabilities	849,212	741,647
Revenue recognized	814,150
Performance obligations		$ 0